New Standards and Interpretations	12 Months Ended
Dec. 31, 2023
New Standards and Interpretations Not Yet Adopted [Abstract]
New Standards and Interpretations	New Standards and Interpretations
The Group has applied the following amendments for the first time for its annual reporting period commencing January 1, 2023:
•IFRS 17 Insurance Contracts
•Definition of Accounting Estimates (Amendments to IAS 8)
•Deferred Tax related to Assets and Liabilities Arising from a Single Transaction (Amendments to IAS 12)
The amendments listed above did not have any impact on the amounts recognized in prior and current periods and are not expected to significantly affect the future periods.
Certain new accounting standards, amendments to accounting standards and interpretations have been published that are not mandatory for December 31, 2023 reporting periods and have not been early adopted by the Group. These standards, amendments or interpretations are not expected to have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions.